REVENUE AND EXPENSES (Details 2) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Notes and other explanatory information [abstract]
Wages, salaries and similar	€ 6,341	€ 6,071
Social security contributions payable by Codere Online	987	841
Other social contributions	1,362	2,524
Total	€ 8,691	€ 9,436